Collateralized Transactions - Narrative (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Fair value of securities received as collateral that may be sold or repledged	$ 31,970,000	$ 25,850,000
Cash and securities segregated and on deposit for regulatory purposes or deposited with clearing and depository organizations	$ 1,015,107	$ 604,321